UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                               -----------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Cedar Hill Capital Partners, LLC
              ---------------------------------------
Address:      445 Park Avenue, 5th Floor
              ---------------------------------------
              New York, New York 10022
              ---------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Frank J. Paone
              ---------------------------------------
Title:        Chief Accounting Officer
              ---------------------------------------
Phone:        (212) 201-5805
              ---------------------------------------


Signature, Place, and Date of Signing:

/s/ Frank J. Paone                New York, NY                8/14/2009
------------------------    ------------------------      ------------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        29
                                         --------------
Form 13F Information Table Value Total:      289,677
                                         --------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


                                                      FORM 13F INFORMATION TABLE


   Column 1                 Column 2   Column 3   Column 4           Column 5         Column 6   Column 7           Column 8
--------------------------  --------  ---------- --------  ------------------------  -----------  --------   -----------------------
                            TITLE OF               VALUE     SHARES/    SH/   PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP    (x1000)    PRN AMT    PRN   CALL   DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------------------  --------  ---------- --------  -----------  ---  -----  -----------  --------   ---------  ------ -----
ALLIANCE DATA SYSTEMS
 CORP                         COM      018581108    2,859       69,400   SH            SOLE                   69,400

AMBAC FINL GROUP INC          COM      023139108    1,007    1,095,000   SH            SOLE                1,095,000

ARCH CAPITAL GROUP LTD        COM      G0450A105    9,959      170,000   SH            SOLE                  170,000

ASPEN INSURANCE
 HOLDINGS LTD                 SHS      G05384105   21,158      947,100   SH            SOLE                  947,100

ASSURANT INC                  COM      04621X108   12,045      500,000   SH            SOLE                  500,000

AUTOMATIC DATA
 PROCESSING INC               COM      053015103   17,720      500,000   SH            SOLE                  500,000

AVALONBAY CMNTYS INC          COM      053484101    4,839       86,500   SH            SOLE                   86,500

BANK OF AMERICA
 CORPORATION                  COM      060505104   17,820    1,350,000   SH            SOLE                1,350,000

CBL & ASSOC PPTYS INC         COM      124830100    4,296      797,091   SH            SOLE                  797,091

CHARLES SCHWAB CORP           COM      808513105   13,155      750,000   SH            SOLE                  750,000

CME GROUP INC                 COM      12572Q105   11,823       38,000   SH            SOLE                   38,000

COWEN GROUP INC               COM      223621103    1,214      145,407   SH            SOLE                  145,407

DUKE REALTY CORP            COM NEW    264411505   11,511    1,312,568   SH            SOLE                1,312,568

EQUITY ONE                    COM      294752100   24,402    1,840,245   SH            SOLE                1,840,245

EQUITY RESIDENTIAL        SH BEN INT   29476L107    7,348      330,555   SH            SOLE                  330,555

GENERAL ELECTRIC CO           COM      369604103   11,720    1,000,000   SH    PUT     SOLE                1,000,000

GREENHILL & CO INC            COM      395259104   13,499      186,939   SH            SOLE                  186,939

HANOVER INS GROUP
 INC                          COM      410867105    5,959      156,351   SH            SOLE                  156,351

INVESCO LTD                   SHS      G491BT108    4,455      250,000   SH            SOLE                  250,000

KB HOME                       COM      48666K109    1,888      138,000   SH            SOLE                  138,000

MARKETAXESS HLDGS
 INC                          COM      57060D108    3,445      361,500   SH            SOLE                  361,500

MAX CAPITAL GROUP
 LTD                          SHS      G6052F103   12,736      689,900   SH            SOLE                  689,900

MBIA INC                      COM      55262C100    8,910    2,057,692   SH            SOLE                2,057,692

NELNET INC                  CLASS A    64031N108   18,271    1,344,449   SH            SOLE                1,344,449

REGENCY CTRS CORP             COM      758849103   12,624      361,607   SH            SOLE                  361,607

SL GREEN RLTY CORP            COM      78440X101   10,009      436,300   SH            SOLE                  436,300

TRAVELERS COMPANIES
 INC                          COM      89417E109   16,826      410,000   SH            SOLE                  410,000

WHITE MTNS INS
 GROUP LTD                    COM      G9618E107    5,723       25,000   SH            SOLE                   25,000

WORLD ACCEP CORP
 DE                           COM      981419104    2,458      123,461   SH            SOLE                  123,461
